Note 15 - Related Party Balances and Transactions (Tables)	12 Months Ended
Dec. 31, 2014
Related Party Transactions [Abstract]
Schedule of Related Party Transactions [Table Text Block]
	As of December 31,
	2013	2014
	RMB	RMB
Amount due from an affiliate and its subsidiaries, net (i)	144,371	209,601
Subscription receivables(note 2(m) & note 12)	—	257,491